CURRENT ASSETS - TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other current receivables [abstract]
Schedule of Carrying Amount of Trade and Other Receivables

	2019		2018
Trade receivables	A$	2,143,889	A$	263,421
Allowance for doubtful debts		(25,155)		(23,452)

		2,118,734		239,969
R&D Tax claim		179,863		2,434,430
BARDA and other receivables		681,505		2,762,958

Carrying amount of trade and other receivables	A$	2,980,102	A$	5,437,357

Schedule of Allowance for Impairment Loss
On that basis, the loss allowance as at June 30, 2019 (on adoption of IFRS 9) was determined as follows for trade receivables:

	Current		31-60 days		61-90 days		91-120 days		>120 days		Total
Expected loss rate		0%		0%		0%		0%		100%		1.17%
Gross carrying amount – trade receivables	A$	1,532,187	A$	365,458	A$	202,260	A$	18,829	A$	25,155	A$	2,143,889

Allowance for impairment loss	A$	—	A$	—	A$	—	A$	—	A$	25,155	A$	25,155

Schedule of Movements in the Allowance for Impairment Loss
Movements in the allowance for impairment loss were as follows:

	2019		2018
At July 1	A$	23,452	A$	88,859
Write off during the year		(7,099)		(88,859)
Charge for the year		8,802		23,452

At June 30	A$	25,155	A$	23,452

Schedule of Ageing Analysis of Trade Receivables
At June 30, the ageing analysis of trade receivables is as follows:

		Total	0-30 days	31-60 days	61-90 days	+91 days PDNI*	+91 days CI**
2019	Consolidated	2,143,452	1,532,046	365,459	202,260	18,532	25,155
2018	Consolidated	263,421	129,979	82,406	6,173	42,792	2,071

*	Past due not impaired (“PDNI”)
**	Considered impaired (“CI”)